Share capital - At the market equity offering (Details) SFr / shares in Units, SFr in Thousands, $ in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2021 SFr / shares shares	Sep. 30, 2020 CHF (SFr) SFr / shares shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2023 CHF (SFr) SFr / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)
At the Market Equity Offering [Abstract]
Nominal value per share (in CHF per share) | SFr / shares				SFr 0.02
Issuance costs | SFr				SFr 0		SFr 0	SFr 776
At the Market Equity Offering [Member]
At the Market Equity Offering [Abstract]
Issuance of shares to be held as treasury shares | shares	2,393,160	5,000,000	5,000,000
Nominal value per share (in CHF per share) | SFr / shares	SFr 0.02	SFr 0.02
Shares authorized for sale		SFr 68,100	$ 80.0
New Sales Agreement [Member]
At the Market Equity Offering [Abstract]
Number of treasury share issued (in shares) | shares				2,149,202	2,149,202
Proceeds from issuance of treasury shares, net of underwriting fees and transaction costs				SFr 14,800	$ 16.3
Commissions paid				SFr 500	$ 0.5